Insurance Contracts and Private Pension - Summary of Main Insurance lines (Detail)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Group accident insurance [Member]
Disclosure of Types of Insurance Contracts [Line Items]
Sales ratio	35.10%	34.30%	38.00%
Loss ratio	6.80%	9.40%	7.80%
Individual accident [Member]
Disclosure of Types of Insurance Contracts [Line Items]
Sales ratio	18.80%	14.10%	12.50%
Loss ratio	24.10%	20.80%	23.50%
Commercial Multiple Peril [Member]
Disclosure of Types of Insurance Contracts [Line Items]
Sales ratio	21.20%	21.10%	21.20%
Loss ratio	29.80%	29.30%	36.40%
Domestic Credit Insurance [Member]
Disclosure of Types of Insurance Contracts [Line Items]
Sales ratio	0.60%	0.70%	0.90%
Loss ratio	56.80%	134.50%	139.60%
Critical Or Terminal Diseases [Member]
Disclosure of Types of Insurance Contracts [Line Items]
Sales ratio	27.00%	16.10%	10.70%
Loss ratio	24.40%	17.50%	21.10%
Extended Guarantee [Member]
Disclosure of Types of Insurance Contracts [Line Items]
Sales ratio	61.80%	62.00%	62.10%
Loss ratio	5.50%	13.90%	16.00%
Credit Life [Member]
Disclosure of Types of Insurance Contracts [Line Items]
Sales ratio	23.70%	20.40%	18.70%
Loss ratio	18.00%	18.30%	16.90%
Random Events [Member]
Disclosure of Types of Insurance Contracts [Line Items]
Sales ratio	23.50%	20.30%	16.30%
Loss ratio	26.30%	17.10%	18.40%
Multiple Peril [Member]
Disclosure of Types of Insurance Contracts [Line Items]
Sales ratio	46.40%	48.10%	57.80%
Loss ratio	60.20%	53.30%	27.20%
Mortagage Insurance in market policies Credit Life [Member]
Disclosure of Types of Insurance Contracts [Line Items]
Sales ratio	20.00%	20.40%	20.70%
Loss ratio	17.30%	15.30%	13.00%
Group life [Member]
Disclosure of Types of Insurance Contracts [Line Items]
Sales ratio	23.20%	15.10%	8.30%
Loss ratio	34.40%	33.20%	24.20%